Cover	May 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Entity File Number	333-202234
Entity Registrant Name	ME RENEWABLE POWER CORPORATION
Entity Central Index Key	0001627452
Entity Tax Identification Number	30-8045224
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 19
Entity Address, Address Line Two	Jalan Berjaya Baru
Entity Address, City or Town	Taman Berjaya Baru
Entity Address, Country	MY
Entity Address, Postal Zip Code	43000
City Area Code	6087
Local Phone Number	504857
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false